Label	Element	Value
FidelitySAIRealEstateFund-PRO | RealEstateIndustryConcentrationMember | Fidelity SAI Real Estate Fund
Risk Text Block	rr_RiskTextBlock	Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
FidelitySAIRealEstateFund-PRO | StockMarketVolatilityMember | Fidelity SAI Real Estate Fund
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAIRealEstateFund-PRO | IssuerSpecificChangesMember | Fidelity SAI Real Estate Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySAIRealEstateFund-PRO | MidCapInvestingMember | Fidelity SAI Real Estate Fund
Risk Text Block	rr_RiskTextBlock	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySAIRealEstateFund-PRO | ForeignExposureMember | Fidelity SAI Real Estate Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.